Common stock (Details) - Schedule of common stock reserved for future issuance - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Common Stock Reserved For Future Issuance Abstract
Conversion of outstanding redeemable convertible preferred stock		33,083,858	307,298.151	307,298.151
Stock options issued and outstanding				20,187.576
Restricted stock units (vested pending settlement and unvested)	2,942,527	5,455,290	50,674
Warrants	15,584,965	1,610,731	14,961.265	6,886.027
Remaining shares available for future issuance under the ESOP Plan				101,457.955
Remaining shares available for future issuance under the RSU Plan			33,008.69